Accrued Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Summary of accrued liabilities
Accrued expenses	$ 15,000	$ 15,000
Accrued salary	857	915
Accrued liabilities	$ 15,857	$ 15,915